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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 6 of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended May 31, 2006. These 6 series have a February 28 fiscal year end.

Date of reporting period:        May 31, 2006

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
May 31, 2006 (unaudited)
	Principal Amount	Value
U.S. TREASURY OBLIGATIONS 100.4%
U.S. Treasury Bills:
4.54%, 06/01/2006 - 06/08/2006 *	$11,742,000	$11,735,330
4.55%, 06/08/2006 *	304,447,000	304,177,649
4.56%, 06/01/2006 - 06/08/2006 *	44,377,000	44,340,022
4.58%, 06/08/2006 *	76,251,000	76,183,105
4.60%, 06/08/2006 *	20,405,000	20,386,749
4.62%, 06/08/2006 *	1,406,000	1,404,738
4.65%, 06/22/2006 *	9,059,000	9,034,427
4.69%, 06/15/2006 *	551,000	549,996
4.76%, 06/15/2006 *	25,000,000	24,953,693
4.80%, 06/15/2006 *	2,095,000	2,091,087
Total Investments (cost $494,856,796) 100.4%		494,856,796
Other Assets and Liabilities (0.4%)		(1,762,666)
Net Assets 100.0%		$493,094,130

*        Rate shown represents the yield to maturity at date of purchase.

On May 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.3%
Carlyle Loan Investment, Ltd., Ser. 2006-2A, Class 1, FRN, 5.13%, 06/15/2006 144A +
(cost $50,000,000)	$50,000,000	$50,000,000

CERTIFICATES OF DEPOSIT 8.9%
Barclays Bank plc, 4.97%, 06/01/2006	75,000,000	75,000,000
Compass Bank:
5.07%, 06/08/2006	55,000,000	55,000,000
5.08%, 06/12/2006	35,000,000	35,000,000
Countrywide Bank, 5.16%, 06/22/2006	50,000,000	50,000,909
Credit Suisse First Boston Corp.:
3.77%, 06/07/2006	75,000,000	75,000,000
5.01%, 03/07/2007	55,000,000	55,000,000
5.36%, 04/30/2007	90,000,000	90,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	140,000,000	140,000,000
4.80%, 10/26/2006	150,000,000	150,000,000
5.37%, 05/25/2007	125,000,000	125,000,000
HBOS plc, 4.76%, 10/17/2006	50,000,000	50,000,925
Societe Generale, 4.79%, 10/26/2006	100,000,000	100,000,000
SunTrust Banks, Inc., 4.70%, 07/25/2006	100,000,000	100,000,000
U.S. Trust Co. of New York:
5.13%, 06/12/2006	66,000,000	66,000,000
5.29%, 11/06/2006	100,000,000	100,003,846

Total Certificates of Deposit (cost $1,266,005,680)		1,266,005,680

COMMERCIAL PAPER 57.2%
Asset-Backed 52.4%
Amstel Funding Corp.:
4.59%, 07/24/2006	57,114,000	56,728,052
4.72%, 08/01/2006	50,000,000	49,600,111
4.78%, 08/14/2006	75,000,000	74,263,083
4.81%, 08/25/2006	75,000,000	74,148,229
5.11%, 08/29/2006	75,000,000	74,052,521
5.15%, 11/22/2006	135,000,000	131,648,209
ASAP Funding, Ltd.:
4.88%, 06/05/2006	38,700,000	38,679,016
4.89%, 06/12/2006	81,088,000	80,966,841
5.03%, 06/05/2006	29,100,000	29,083,736
5.04%, 06/20/2006	65,484,000	65,309,813
5.05%, 06/23/2006	75,700,000	75,466,381
Bavaria Trust Corp.:
5.03%, 06/20/2006	30,000,000	29,920,358
5.04%, 06/09/2006	258,725,000	258,456,750
5.08%, 06/01/2006	140,000,000	140,000,000
Blue Spice, LLC, 5.04%, 10/25/2006	50,000,000	48,978,000
Brahms Funding Corp.:
5.04%, 06/06/2006	75,000,000	74,947,500
5.05%, 06/20/2006	225,000,000	224,505,521
5.07%, 06/22/2006	100,000,000	99,704,250
5.08%, 07/05/2006	50,000,000	49,760,111
5.11%, 06/01/2006	71,089,000	71,089,000
5.11%, 07/05/2006	40,205,000	40,010,966
Broadhollow Funding, LLC:
4.89%, 06/05/2006	25,000,000	24,986,417
5.02%, 06/02/2006	50,000,000	49,993,028
5.04%, 06/12/2006	50,000,000	49,962,200
5.05%, 06/15/2006	37,200,000	37,126,943
5.06%, 06/23/2006	65,000,000	64,837,658
5.07%, 06/30/2006	40,000,000	39,836,633

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Broadhollow Funding, LLC:
5.08%, 07/06/2006	$100,000,000	$99,513,167
5.10%, 06/07/2006	107,000,000	106,943,050
Charta, LLC, 4.85%, 06/02/2006	55,200,000	55,192,563
Check Point Charlie, Inc.:
4.63%, 07/17/2006	27,500,000	27,337,307
4.78%, 08/16/2006	50,000,000	49,495,444
4.79%, 08/16/2006	50,000,000	49,494,389
4.81%, 08/24/2006	45,000,000	44,494,950
4.82%, 06/12/2006	30,000,000	29,955,817
5.02%, 10/19/2006	50,000,000	49,023,889
5.07%, 08/10/2006	40,000,000	39,605,667
Chesham Finance, LLC:
5.03%, 06/05/2006	33,200,000	33,181,445
5.04%, 06/16/2006	42,706,000	42,616,317
Citius I Funding, LLC, 5.08%, 07/24/2006	53,359,000	52,959,934
Concord Minutemen Capital Co., LLC:
5.04%, 06/05/2006	50,000,000	49,972,000
5.05%, 06/09/2006	60,000,000	60,000,000
Crown Point Capital Co., LLC:
5.01%, 10/19/2006	51,318,000	50,318,154
5.03%, 10/20/2006	52,450,000	51,417,718
Deer Valley Funding, Ltd., 4.95%, 06/19/2006	50,000,000	49,876,250
Ebury Finance, LLC:
4.87%, 06/23/2006	75,000,000	74,776,792
5.03%, 06/25/2006	150,000,000	149,987,912
5.03%, 10/19/2006	100,000,000	98,043,889
5.04%, 10/20/2006	100,000,000	98,026,000
5.09%, 10/26/2006	75,000,000	73,441,187
Elysian Funding, LLC:
5.08%, 06/15/2006	115,000,000	114,781,984
5.12%, 06/01/2006	35,000,000	35,000,000
5.13%, 07/10/2006	18,893,000	18,788,002
Fenway Funding, LLC:
4.88%, 06/01/2006	100,000,000	100,000,000
4.90%, 06/06/2006	50,000,000	49,965,972
5.00%, 07/17/2006	50,000,000	49,680,556
5.06%, 06/12/2006	141,385,000	141,166,403
5.07%, 07/17/2006	25,620,000	25,454,025
5.09%, 06/01/2006	200,000,000	200,000,000
KKR Pacific Funding Trust:
5.04%, 06/19/2006	150,000,000	149,622,000
5.06%, 06/26/2006	113,128,000	112,730,481
Lake Constance Funding:
4.76%, 06/01/2006	73,100,000	73,100,000
4.93%, 07/10/2006	100,000,000	99,465,917
Lexington Parker Capital Corp., LLC, 5.01%, 07/24/2006	50,000,000	49,631,208
Lockhart Funding, LLC:
4.75%, 06/05/2006	53,700,000	53,671,658
4.82%, 06/01/2006	31,425,000	31,425,000
4.89%, 06/09/2006	121,839,000	121,706,602
Mortgage Interest Network:
4.90%, 06/05/2006	45,000,000	44,975,500
5.04%, 06/08/2006	155,000,000	154,869,100
5.05%, 06/06/2006	125,000,000	124,912,327

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Mortgage Interest Network:
5.05%, 06/14/2006	$50,000,000	$49,908,819
5.07%, 06/19/2006	25,000,000	24,936,625
5.07%, 06/20/2006	50,000,000	49,866,208
Neptune Funding Corp.:
4.84%, 08/23/2006	50,000,000	49,442,056
4.88%, 06/06/2006	55,563,000	55,525,341
5.05%, 06/20/2006	63,357,000	63,188,136
Park Granada, LLC:
4.60%, 07/18/2006	115,000,000	114,329,806
4.88%, 06/07/2006	56,634,000	56,587,938
Rams Funding, LLC:
5.05%, 06/14/2006	210,256,000	209,995,829
5.06%, 06/26/2006	97,661,000	97,367,025
5.07%, 06/21/2006	50,000,000	49,859,167
Rhineland Funding Capital Corp.:
4.80%, 06/06/2006	40,000,000	39,973,333
4.85%, 06/15/2006	54,405,000	54,311,442
4.88%, 06/20/2006	50,000,000	49,871,222
4.93%, 06/26/2006	49,000,000	48,832,243
4.94%, 06/26/2006	50,000,000	49,828,472
5.01%, 07/17/2006	71,107,000	70,651,797
5.09%, 08/09/2006	51,527,000	51,145,552
Scaldis Capital, LLC, 4.82%, 08/24/2006	66,620,000	65,870,747
Stratford Receivables Co., LLC:
5.04%, 06/07/2006	100,000,000	99,916,000
5.05%, 06/30/2006	60,000,000	59,755,917
Thames Asset Global Securitization, Inc., 5.01%, 09/14/2006	75,000,000	73,904,062
Thornburg Mortgage Capital Resources, LLC:
4.88%, 06/05/2006	75,000,000	74,959,333
5.05%, 06/19/2006	245,000,000	244,507,625
5.06%, 06/26/2006	110,000,000	109,613,472
5.07%, 06/29/2006	50,000,000	49,802,833
Three Crowns Funding, LLC, 5.03%, 06/09/2006	30,000,000	29,966,467
Tulip Funding Corp.:
5.01%, 06/01/2006	90,722,000	90,722,000
5.06%, 10/24/2006	75,000,000	73,471,458
Versailles CDS, LLC, 4.96%, 06/19/2006	45,000,000	44,888,400

		7,443,681,228

Consumer Finance 2.5%
Ford Motor Credit Co.:
4.90%, 06/06/2006	75,000,000	74,948,958
4.94%, 06/12/2006	53,985,000	53,903,513
5.05%, 06/12/2006	20,000,000	19,969,139
5.08%, 06/29/2006	75,000,000	74,703,667
5.11%, 07/24/2006	136,900,000	135,870,093

		359,395,370

Diversified Financial Services 1.2%
CC USA, Inc.:
4.81%, 08/18/2006	37,000,000	36,614,398
4.82%, 08/28/2006	63,000,000	62,258,490
Liberty Lighthouse U.S. Capital Corp., 5.05%, 06/01/2006	75,529,000	75,529,000

		174,401,888

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Thrifts & Mortgage Finance 1.1%
Countrywide Financial Corp.:
4.88%, 06/05/2006	$65,000,000	$64,964,756
4.95%, 06/09/2006	28,000,000	27,969,200
5.09%, 06/01/2006	60,000,000	60,000,000

		152,933,956

Total Commercial Paper (cost $8,130,412,442)		8,130,412,442

CORPORATE BONDS 22.1%
Capital Markets 4.1%
Bear Stearns Cos., FRN, 5.11%, 06/05/2006	125,000,000	125,000,000
Goldman Sachs Group, Inc., 7.20%, 03/01/2007 144A	28,000,000	28,447,946
Lehman Brothers Holdings, Inc., FRN, 4.98%, 06/02/2006	50,000,000	50,000,131
Merrill Lynch & Co., Inc., FRN, 5.06%, 06/15/2006	75,000,000	75,000,000
Morgan Stanley, FRN:
5.06%, 06/05/2006	100,000,000	100,000,000
5.11%, 06/15/2006	200,000,000	200,000,000

		578,448,077

Commercial Banks 2.8%
First Tennessee Bank, FRN, 5.07%, 06/19/2006 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	150,000,000	150,286,455
WestLB AG, FRN, 5.12%, 06/12/2006 144A	100,000,000	100,000,000

		400,286,455

Consumer Finance 3.7%
BMW U.S. Capital Corp., LLC, FRN, 5.03%, 06/05/2006	135,000,000	135,000,000
General Electric Capital Corp., FRN:
5.09%, 07/03/2006 +	100,000,000	100,000,000
5.18%, 06/19/2006	230,000,000	230,000,000
Toyota Motor Credit Corp., FRN, 5.06%, 06/02/2006	60,000,000	60,000,000

		525,000,000

Diversified Financial Services 7.4%
CC USA, Inc., FRN:
5.06%, 06/02/2006 144A	50,000,000	49,999,315
5.07%, 06/02/2006 144A	50,000,000	49,999,904
Dorada Finance, Inc., FRN:
5.06%, 06/02/2006 144A	60,000,000	59,999,178
5.07%, 06/02/2006 144A	45,000,000	44,999,902
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	50,000,000	49,996,370
FRN:
5.04%, 06/15/2006 144A	100,000,000	99,997,096
5.04%, 06/26/2006 144A	65,000,000	64,999,038
5.07%, 06/02/2006 144A	50,000,000	49,993,232
Sigma Finance, Inc.:
3.87%, 07/03/2006 144A	125,000,000	125,000,000
4.00%, 08/02/2006 144A	90,000,000	90,000,000
4.31%, 09/28/2006 144A	100,000,000	100,000,000
4.86%, 02/12/2007 144A	100,000,000	100,000,000
5.40%, 05/14/2007 144A	110,000,000	110,000,000
Strategic Money Market Trust, Ser. 2006-M, FRN, 5.13%, 08/02/2006 144A +	56,648,000	56,648,000

		1,051,632,035

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Insurance 2.4%
Allstate Corp., FRN:
5.08%, 06/27/2006 +	$65,000,000	$65,000,000
5.14%, 06/15/2006 144A +	80,000,000	80,000,000
ING Security Life Funding Corp., FRN, 5.16%, 06/09/2006 144A	200,000,000	200,000,000

		345,000,000

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp., FRN:
4.92%, 06/05/2006	75,000,000	75,000,000
4.96%, 06/13/2006	115,000,000	115,000,000
Countrywide Home Loans, Inc.:
5.50%, 08/01/2006	32,362,000	32,380,570
5.50%, 02/01/2007	21,000,000	21,079,589

		243,460,159

Total Corporate Bonds (cost $3,143,826,726)		3,143,826,726

FUNDING AGREEMENTS 6.9%
Jackson National Life Funding Agreement:
5.04%, 07/02/2006 +	125,000,000	125,000,000
5.19%, 06/22/2006 +	100,000,000	100,000,000
New York Life Funding Agreement, 5.08%, 07/01/2006 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
5.14%, 07/03/2006 +	65,000,000	65,000,000
5.22%, 06/01/2006 +	100,000,000	100,000,000
5.23%, 06/01/2006 +	235,000,000	235,000,000
Travelers Funding Agreement, 5.12%, 07/11/2006	200,000,000	200,000,000

Total Funding Agreements (cost $975,000,000)		975,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.5%
FHLB, 4.50%, 11/03/2006	110,000,000	110,000,000
FHLMC:
4.875%, 02/26/2007	50,000,000	50,000,000
5.40%, 06/18/2007	47,000,000	47,000,000

Total U.S. Government & Agency Obligations (cost $207,000,000)		207,000,000

YANKEE OBLIGATIONS-CORPORATE 2.5%
Commercial Banks 1.8%
Glitnir banki HF, FRN:
5.12%, 06/07/2006 144A	25,000,000	25,000,000
5.13%, 06/22/2006 144A	75,000,000	75,000,000
HBOS plc, FRN, 5.26%, 08/21/2006 144A	150,000,000	150,000,000

		250,000,000

Insurance 0.7%
Irish Life & Permanent plc, FRN, 5.08%, 06/22/2006 144A	100,000,000	100,000,000

Total Yankee Obligations-Corporate (cost $350,000,000)		350,000,000

TIME DEPOSIT 0.6%
State Street Corp., 5.00%, 06/01/2006 (cost $81,133,758)	81,133,758	81,133,758

	Shares	Value

MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Liquid Reserves Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $14,208,879,974) 100.0%		14,208,879,974
Other Assets and Liabilities 0.0%		(5,743,244)

Net Assets 100.0%		$14,203,136,730

5

EVERGREEN INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note

On May 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 0.6%
New York City Muni. Water Fin. Auth., Ser. 7, 3.45%, 06/01/2006 (cost $50,000,000)	$50,000,000	$50,000,000

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 1.2%
Atlanta, GA Arpt. RB:
PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	155,000	155,000
Ser. 1331, 3.50%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	9,445,000	9,445,000
Bank of New York Co. MTC, 3.59%, VRDN, (LOC: Bank of New York Co.)	19,275,000	19,275,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,975,000	3,975,000
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	12,000,000	12,000,000
Chicago, IL O’Hare Intl. Arpt. ROC, 3.55%, VRDN, (LOC: Citigroup, Inc. & Insd. by FSA)	5,200,000	5,200,000
Columbus, OH Regl. Arpt. Auth. RB, Floating Rate Trust Cert., 3.60%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	11,765,000	11,765,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,190,000	2,190,000
3.55%, VRDN, (LOC: Citibank, NA)	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 3.25%, VRDN, (LOC: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER:
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,130,000	2,130,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, 3.50%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Ser. 2000-441, 3.53%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 3.50%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Miami-Dade Cnty., FL Aviation RB ROC RR II R 525, 3.55%, VRDN, (LOC: Citibank, NA)	8,700,000	8,700,000
Philadelphia, PA Arpt. MSTR, 3.55%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	3,000,000	3,000,000

		97,565,000

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.67%, VRDN, (LOC:
Huntington Natl. Bank)	2,850,000	2,850,000
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Cmnty., Inc., 3.56%, VRDN, (LOC: Radian
Group, Inc. & SPA: LaSalle Bank, NA)	3,300,000	3,300,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 3.47%, VRDN, (LOC: Valley
Natl. Bancorp)	2,900,000	2,900,000

		9,050,000

EDUCATION 7.9%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.49%, VRDN, (LOC: ABN AMRO Holding NV)	21,995,000	21,995,000
Ser. 2003-14, 3.51%, VRDN, (SPA: ABN AMRO Holding NV & Insd. by FGIC)	2,180,000	2,180,000
Ser. 2004-3, 3.51%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-7, 3.52%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.50%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.40%, VRDN, (LOC: ABN AMRO Holding NV)	9,555,000	9,555,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II 2015, 3.43%, VRDN, (LOC: Citibank,
NA & Insd. by FSA)	5,315,000	5,315,000
Adrian, MI Sch. Dist. ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	3,475,000	3,475,000
Alabama Board of Ed. RB, Ser. 709, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	3,430,000	3,430,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.59%, VRDN, (LOC: AmSouth
Bancorp)	6,385,000	6,385,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,550,000	6,550,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.22%, VRDN, (LOC: SunTrust
Banks, Inc.)	2,510,000	2,510,000
Broward Cnty., FL Sch. Board, Ser. 829, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	3,300,000	3,300,000
California CDA RB, Biola Univ., Ser. B, 5.08%, VRDN, (SPA: BNP Paribas SA)	2,505,000	2,505,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Carlisle, PA Area Sch. Dist. GO, Ser. 644, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd.
by MBIA)	$1,985,000	$1,985,000
Chicago, IL Board of Ed. GO:
3.51%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	14,000,000	14,000,000
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	5,335,000	5,335,000
Class A, 3.51%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	8,000,000	8,000,000
Chicago, IL Board of Ed. RB, 3.48%, VRDN, (Liq.: Dexia SA)	31,000,000	31,000,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc. & Insd.
by FGIC)	7,895,000	7,895,000
Cincinnati, OH City Sch. Dist. Eagle-20040034, Class A, 3.51%, VRDN, (LOC: Citibank, NA)	4,000,000	4,000,000
Clark Pleasant, IN Cmnty. Sch. ROC RR II R 4564, 3.43%, VRDN, (LOC: Citibank, NA & Insd.
by FSA)	6,725,000	6,725,000
Cobb Cnty., GA Dev. Auth. Univ. RB, Ser. 580, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,965,000	4,965,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.57%, VRDN, (LOC: Western
Corporate Federal Credit Union)	8,000,000	8,000,000
Crown Point, IN Cmnty. Sch. Corp. GO, 4.00%, 06/30/2006	5,000,000	5,002,024
Dallas, TX Independent Sch. Dist. ROC, 3.51%, VRDN, (LOC: Citibank, NA)	6,140,000	6,140,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd.
by FSA)	5,385,000	5,385,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,740,000	11,740,000
Detroit, MI City Sch. Dist. Eagle-720050072, Class A, 3.51%, VRDN, (LOC: Citibank, NA & Insd.
by FSA)	26,700,000	26,700,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.51%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,180,000	5,180,000
RR II R 3030, 3.51%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,180,000	5,180,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 3.51%, VRDN, (Gtd. by PSF & Liq.: JPMorgan
Chase & Co.)	5,840,000	5,840,000
El Paso, TX Independent Sch. Dist. ROC RR II R 2221, 3.51%, VRDN, (Gtd. by PSF & Liq.:
Citigroup, Inc.)	5,960,000	5,960,000
Florida Ed. Sys., Solar Eclipse Proj., Ser. 2006-0041, 3.50%, VRDN, (LOC: US Bank, NA)	6,160,000	6,160,000
Garland, TX Independent Sch. Dist. RB, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,930,000	3,930,000
Greenville Cnty., SC Sch. Dist. RB, Ser. 127, 3.50%, VRDN, (SPA: BNP Paribas SA)	16,905,000	16,905,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.51%, VRDN, (LOC: Citibank, NA)	5,430,000	5,430,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,885,000	3,885,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 3.50%, VRDN, (Liq.:
Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.71%, VRDN, (Gtd. by U.S. Central
Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.51%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.51%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Ed. & Hsg. RB, Union Univ. Proj., 3.59%, VRDN, (LOC: AmSouth Bancorp)	2,640,000	2,640,000
Kane & DuPage Cntys., IL Cmnty. Unit Sch. Dist., ROC, 3.43%, 06/08/2006, (LOC: Citigroup, Inc. &
Insd. by FSA)	6,455,000	6,455,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FGIC)	6,180,000	6,180,000
Los Angeles, CA Unified Sch. Dist. MSTR, 3.47%, VRDN, (Liq.: Societe Generale)	16,075,000	16,075,000
Lubbock, TX Independent Sch. Dist., 5.25%, 09/07/2006, (LOC: Bank of America Corp.)	7,000,000	7,035,906
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,075,000	2,075,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.51%, VRDN, (Gtd. by PSF & Liq.:
Citibank, NA)	8,830,000	8,830,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.53%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,155,000	13,155,000
Northfield Mount Hermon Proj., Ser. A, 3.55%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.28%, VRDN, (LOC: Citizens Bank)	13,000,000	13,000,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
McPherson, KS Edl. Fac. RB:
Ser. A, 3.47%, VRDN, (LOC: Bank of America Corp.)	$4,070,000	$4,070,000
Ser. B, 3.47%, VRDN, (LOC: Bank of America Corp.)	2,570,000	2,570,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.56%, VRDN, (SPA: Allied Irish
Banks plc)	2,480,000	2,480,000
Mishawaka, IN Sch. Bldg. Corp. RB, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	6,950,000	6,950,000
Municipal Securities Pool Trust Receipts, Ser. 2002-9041, Class A, 3.47%, VRDN, (Insd. by FSA &
Liq.: Bear Stearns Cos.)	10,700,000	10,700,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.51%, VRDN, (LOC: JPMorgan Chase & Co.
& Insd. by FGIC)	5,480,000	5,480,000
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 3.50%, VRDN, (SPA: Allied
Irish Banks plc)	10,000,000	10,000,000
New York, NY IDA RB, Sacred Heart Sch. Proj., 3.52%, VRDN, (LOC: M&T Bank Corp.)	3,750,000	3,750,000
North Carolina Facs. Fin. Agcy. RB Eagle-720050060, Class A, 3.51%, VRDN, (LOC: Citibank, NA)	7,550,000	7,550,000
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.63%, VRDN, (SPA: Depfa Bank plc)	15,000,000	15,000,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.29%, VRDN, (LOC: KeyCorp)	2,500,000	2,500,000
Columbus College Art Proj., 3.60%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Univ. of Ohio Proj., 3.60%, VRDN, (LOC: Huntington Natl. Bank)	5,000,000	5,000,000
Oklahoma Student Loan Auth. RB, Student Loan Bonds & Notes, 3.29%, VRDN, (SPA: Depfa Bank plc)	33,000,000	33,000,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj., 3.47%, VRDN, (LOC: Bank of America Corp.)	4,800,000	4,800,000
PFOTER, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	7,440,000	7,440,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.50%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. ROC RR II R 6032, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	6,225,000	6,225,000
Princeton, OH Sch. Dist. MSTR RB, 3.51%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.51%, VRDN, (Gtd. by PSF & Liq.: JPMorgan
Chase & Co.)	5,240,000	5,240,000
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, 3.49%, VRDN, (SPA: Allied Irish Banks plc)	6,000,000	6,000,000
Southern Illinois Univ. RB, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,075,000	4,075,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.57%, VRDN, (LOC: Bank One)	1,950,000	1,950,000
Texas A&M Univ. RB, Ser. 946, 3.46%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,210,000	7,210,000
Texas State Univ. RB, ROC RR II R 3028, 3.43%, VRDN, (Lig.: Citigroup, Inc.)	5,230,000	5,230,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,650,000	5,650,000
University of Alabama RB, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
University of South Florida COP, College of Medicine Proj., Ser. A-2, 3.45%, VRDN, (LOC: SunTrust
Banks, Inc.)	8,000,000	8,000,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 3.52%, VRDN, (LOC:
Bank of America Corp.)	9,800,000	9,800,000
University of Texas RB:
3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,785,000	3,785,000
MSTR, 3.51%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
Volusia Cnty., FL Edl. Facs. Auth. RB, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,310,000	6,310,000
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 3.43%, VRDN, (Liq.: Citigroup, Inc. &
Insd. by FGIC)	5,330,000	5,330,000
West Virginia Univ. RB, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,365,000	2,365,000

		669,172,930

GENERAL OBLIGATION – LOCAL 2.6%
ABN AMRO Munitops Cert. Trust GO, 3.52%, VRDN, (SPA: ABN AMRO Bank & Insd. by AMBAC)	8,590,000	8,590,000
Anchorage, AK GO, ROC:
3.43%, VRDN, (LOC: Citibank, NA)	2,990,000	2,990,000
3.51%, VRDN, (LOC: Citibank, NA)	5,505,000	5,505,000
Arlington, TX GO Putters, Ser. 760, 3.46%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	2,955,000	2,955,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.60%, VRDN, (LOC: Compass Bancshares, Inc.)	10,000,000	10,000,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Blount Cnty., TN Pub. Bldg. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 3.48%, VRDN, (Gtd.
by Regions Finl. Corp. & Insd. by AMBAC)	$10,000,000	$10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.62%, VRDN, (LOC: Compass Bancshares, Inc.)	2,600,000	2,600,000
Chattanooga, TN GO, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,885,000	4,885,000
Chicago, IL GO:
Ser. 1050, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	1,515,000	1,515,000
Variable Rate Trust Cert., Ser. ZC-1, 3.72%, VRDN, (LOC: Bank of America Corp. & Insd. by FGIC)	27,111,000	27,111,000
Clipper Tax-Exempt Cert. Trust, Ser. 2006-4, 3.51%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,255,000	6,255,000
Ser. 573, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
Dallas, TX GO, 3.20%, VRDN, (SPA: Depfa Bank plc)	17,785,000	17,785,000
Dawson Ridge, CO GO, Sch. Dist. No. 1, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	21,725,000	21,725,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 3.51%, VRDN, (LOC: Citigroup, Inc.)	5,000,000	5,000,000
Ebert Metro. Dist., CO Securitization Trust, Ser. S1, Class A2, 3.62%, VRDN, (LOC: Compass
Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,925,000	5,925,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	4,465,000	4,465,000
Houston, TX GO, ROC, 3.51%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Mississippi Dev. Bank Spl. Tax Obl. GO, DeSoto Cnty. Pub. Impt. Proj., 3.57%, VRDN, (SPA: AmSouth
Bancorp & Insd. by AMBAC)	7,950,000	7,950,000
New York, NY GO, 3.50%, VRDN, (LOC: Bank of New York Co.)	11,520,000	11,520,000
North East, TX Independent Sch. Dist. GO, Ser. 1333, 3.50%, VRDN, (Liq.: Morgan Stanley)	1,900,000	1,900,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.51%, VRDN, (LOC: Citibank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,495,000	5,495,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, 3.55%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	21,460,000	21,460,000

		219,820,000

GENERAL OBLIGATION – STATE 2.2%
California GO:
ROC, 3.52%, VRDN, (LOC: Citibank, NA)	6,995,000	6,995,000
Ser. 1255, 3.53%, VRDN, (LOC: AMBAC)	3,900,000	3,900,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.53%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.52%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Colorado GO, TRAN, Ser. A, 4.00%, VRDN	20,000,000	20,003,391
Florida Board of Ed. GO:
ROC, 3.50%, 06/15/2006, (LOC: Citibank, NA)	1,160,000	1,160,000
Ser. 137, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,900,000	8,900,000
Florida Dept. of Trans. GO, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	2,080,000	2,080,000
Hawaii GO ROC, 3.51%, VRDN, (LOC: Citibank, NA)	7,370,000	7,370,000
Illinois GO:
3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	7,960,000	7,960,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.68%, VRDN, (Liq.: Societe Generale)	29,300,000	29,300,000
Massachusetts GO, PFOTER, 3.49%, VRDN, (SPA: BNP Paribas SA)	385,000	385,000
Minnesota GO, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	3,785,000	3,785,000
Mississippi Dev. Bank Spl. Obl. GO RRB, Hurricane Katrina Proj., 3.57%, VRDN, (Liq.: JPMorgan
Chase & Co.)	20,900,000	20,900,000
North Carolina GO Eagle-720051001, Class A, 3.51%, VRDN, (LOC: Citibank, NA)	2,370,000	2,370,000
Texas GO MSTR, Ser. 58A, 3.51%, VRDN, (SPA: Societe Generale)	5,800,000	5,800,000
Texas GO:
Ser. 935, 3.46%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,485,000	3,485,000
Ser. 1013, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,650,000	3,650,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Washington GO:
3.55%, VRDN, (Insd. by FGIC & Lig.: Merrill Lynch & Co., Inc.)	$8,370,000	$8,370,000
Ser. 573, 3.54%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,500,000	5,500,000
Wisconsin GO, ROC RR II R 2171, 3.43%, 06/01/2006, (Insd. by MBIA)	5,555,000	5,555,000

		191,718,391

HOSPITAL 10.3%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 3.59%, VRDN, (LOC: SunTrust
Banks, Inc.)	14,500,000	14,500,000
Alaska IDA RB, ROC, 3.51%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	51,400,000	51,400,000
Albany-Dougherty Cnty., GA Hosp. RB, Phoebe Putney Mem. Hosp., 3.58%, VRDN, (LOC: Regions
Finl. Corp.)	33,285,000	33,285,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, 09/28/2006, (SPA: Landesbank Hessen)	20,000,000	20,000,000
Butler Cnty., OH Hosp. Facs. RB:
PFOTER, 3.20%, 10/05/2006, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	29,995,000	29,995,000
UCPHA, Inc. Proj., 3.60%, VRDN, (LOC: Huntington Natl. Bank)	11,250,000	11,250,000
Connecticut Hlth. & Ed. Facs. Auth. RB:
Eagle-720053031, Class A, 3.65%, VRDN, (LOC: Citibank, NA)	111,500,000	111,500,000
PFOTER, 3.50%, 02/08/2007, (SPA: Svenska Handlesbanken)	36,030,000	36,030,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 3.28%, VRDN, (LOC: M&T Bank Corp.)	7,270,000	7,270,000
Douglas Cnty., NE Hosp. Auth. RB No. 2, 3.62%, VRDN, (LOC: Citibank, NA)	3,496,000	3,496,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.56%, VRDN, (LOC: SunTrust Banks, Inc.)	1,078,000	1,078,000
Franklin Cnty., OH Hosp. RB, Ohio Hlth. Corp. Proj., 3.22%, VRDN, (SPA: LandesBank Hessen)	20,000,000	20,000,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.52%, VRDN, (LOC: SunTrust
Banks, Inc.)	25,230,000	25,230,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.50%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 3.49%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.47%, VRDN, (LOC: Fifth Third Bancorp)	3,855,000	3,855,000
Idaho Hlth. Facs. Auth. RB:
ROC RR II R 345, 3.54%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	7,495,000	7,495,000
ROC RR II R 403, 3.54%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	5,335,000	5,335,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 2.74%, 07/06/2006, (Gtd. by Advocate Hlth. Care Network)	13,100,000	13,100,000
ROC RR II R 401, 3.51%, VRDN, (LOC: Citibank, NA & Insd. by FHA)	10,495,000	10,495,000
Indiana Hlth. Facs. Auth. RB, Ascension Hlth. Credit Group, Ser. A:
2.72%, 06/01/2006, (Gtd. by Advocate Hlth. Care Network)	12,500,000	12,500,000
2.74%, 06/01/2006, (Gtd. by Advocate Hlth. Care Network)	11,000,000	11,000,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.59%, VRDN, (LOC: Bank of America Corp.)	21,000,000	21,000,000
Johnson City, TN Hlth. & Edl. Facs. RB:
3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,000,000	13,000,000
3.54%, VRDN, (LOC: Lloyds TSB Group plc)	10,700,000	10,700,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	6,550,000	6,550,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.57%, VRDN, (LOC: Fulton Finl. Corp.)	4,600,000	4,600,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 3.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.59%, VRDN, (LOC: Union Planters Bank)	2,500,000	2,500,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj.,
3.47%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Massachusetts Hlth. & Edl. Fac. Auth. RB:
3.20%, 10/06/2006, (SPA: Svenska Handelsbank)	10,000,000	10,000,000
Cape Cod Hlth. Care, Ser. D, 3.52%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Partners Hlth. Care Sys., Ser. F3, 3.45%, VRDN, (LOC: Citibank, NA)	76,805,000	76,805,000
PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)	7,035,000	7,035,000
ROC, Ser. 333CE, 3.55%, VRDN, (LOC: Citibank, NA)	6,305,000	6,305,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.56%, VRDN, (SPA: Natl. Australia Bank, Ltd.)	5,150,000	5,150,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.56%, VRDN, (LOC: WestLB AG)	$25,400,000	$25,400,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 3.56%, VRDN, (LOC: Bank of America Corp.)	22,075,000	22,075,000
New Hampshire Hlth. & Ed. Auth. RB:
Catholic Med. Ctr., Ser. C, 4.75%, 04/24/2007, (LOC: Bank of America Corp.)	2,500,000	2,516,148
Southern New Hampshire Med. Ctr., Ser. B, 4.75%, 04/24/2007, (LOC: Bank of America Corp.)	7,000,000	7,048,232
New Hampshire Hlth. & Ed. Facs. Auth. RB, 3.53%, VRDN, (LOC: Bank of America Corp.)	8,390,000	8,390,000
Norfolk, VA EDA ROC RR II R 322, 3.51%, VRDN, (LOC: Citibank, NA)	13,470,000	13,470,000
North Broward, FL Hosp. Dist. RB, Ser. B, 3.22%, VRDN, (LOC: Citibank, NA)	8,000,000	8,000,000
North Carolina Med. Care Commission ROC, 3.51%, VRDN, (LOC: Citibank, NA)	3,590,000	3,590,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.47%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,000,000	40,000,000
Oakland, CA Hlth. Facs. RB, 3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	6,090,000	6,090,000
Oakland, CA RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	4,300,000	4,300,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.43%, VRDN, (Liq.: Bear Stearns Cos.)	32,225,000	32,225,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.43%, VRDN, (Liq.: Bear Stearns Cos.)	32,950,000	32,950,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 3.50%, VRDN, (LOC: US Bank, NA)	5,000,000	5,000,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 3.52%, VRDN, (LOC: Natl. Bank of South Carolina)	4,265,000	4,265,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.62%, VRDN, (LOC: U.S. Bancorp)	5,040,000	5,040,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 3.53%, VRDN, (LOC: Bank of
America Corp.)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 3.50%, VRDN, (LOC: Mellon
Finl. Corp.)	2,200,000	2,200,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 3.35%, 11/09/2006, (SPA: Landesbank Hessen &
Insd. by MBIA)	8,430,000	8,430,000

		870,547,380

HOUSING 36.3%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.63%, VRDN, (LOC: LaSalle Bank, NA)	23,505,000	23,505,000
Bank of New York Co. MTC:
Ser. BNY3, 3.58%, VRDN, (LOC: Bank of New York Co.)	37,495,500	37,495,500
Ser. BNY5, 3.59%, VRDN, (LOC: Bank of New York Co.)	40,000,000	40,000,000
Ser. BNY6, 3.59%, VRDN, (LOC: Bank of New York Co.)	24,146,000	24,146,000
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,450,000	7,450,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.71%, VRDN, (LOC: Associated Banc-Corp.)	2,410,000	2,410,000
Boise City, ID MHRB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,170,000	20,170,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.55%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	295,000	295,000
California CDA MHRB:
Oakwood Apts. Proj., 3.47%, 06/15/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
PFOTER:
3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,510,000	17,510,000
California Cmnty. MHRB, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,025,000	9,025,000
California HFA MHRB, Ser. B, 3.28%, VRDN, (SPA: Depfa Bank plc)	42,015,000	42,015,000
California HFA RB:
Home Mtge., Ser. F, 3.55%, VRDN, (LOC: Bank of Nova Scotia)	16,165,000	16,165,000
Ser. A, 3.23%, VRDN, (LOC: Dexia SA)	63,400,000	63,400,000
Ser. X2, 3.28%, VRDN, (Insd. by FSA)	31,400,000	31,400,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust TOC, Ser. EE, 3.60%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	38,120,000	38,120,000
Charter Mac Equity Issuer Trust PFOTER:
3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	23,620,000	23,620,000
3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	55,800,000	55,800,000
Ser. 2003-B, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	74,140,000	74,140,000
Ser. 2003-C, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	27,420,000	27,420,000
Ser. 2604, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	72,035,000	72,035,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Charter Mac Floating Cert. Trust:
Ser. 2002-4, 3.55%, VRDN, (SPA: Landesbank Baden & Insd. by MBIA)	$14,000,000	$14,000,000
Ser. 2002-5, 3.55%, VRDN, (Insd. by MBIA)	13,000,000	13,000,000
Ser. 2005-H, 3.60%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	34,610,000	34,610,000
Ser. 2005-Q, 3.60%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	19,780,000	19,780,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2003-1, 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Ser. 2004-1, 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Ser. 2004-22, 3.74%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.62%, VRDN, (SPA: State Street Corp.)	19,404,015	19,404,015
Ser. 1999-3, 3.67%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	24,666,000	24,666,000
Ser. 2000-1, 3.55%, VRDN, (SPA: State Street Corp.)	1,077,000	1,077,000
Ser. 2002-9, 3.62%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	40,948,000	40,948,000
Ser. 2004-10, 3.62%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	13,106,000	13,106,000
Ser. 2005-1, 3.67%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	14,568,000	14,568,000
Ser. 2005-2, 3.62%, VRDN, (SPA: State Street Corp.)	11,413,000	11,413,000
Ser. 2005-3, 3.56%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	19,059,000	19,059,000
Ser. 2005-12, 3.57%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	22,838,000	22,838,000
Ser. 2005-13, 3.67%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	26,769,000	26,769,000
Ser. 2005-14, 3.67%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	15,767,000	15,767,000
Ser. 2005-30, 3.62%, VRDN, (LOC: State Street Corp.)	15,000,000	15,000,000
Ser. 2005-31, 3.62%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	25,000,000	25,000,000
Ser. 2006-2, 3.62%, VRDN, (Liq.: State Street Corp.)	17,455,000	17,455,000
Cobb Cnty., GA Hsg. Auth. MHRB, 3.58%, VRDN, (SPA.: Merrill Lynch & Co., Inc.)	37,095,000	37,095,000
Contra Costa Cnty., CA MHRB, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,785,000	6,785,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.57%, VRDN, (LOC: LaSalle Bank, NA)	4,000,000	4,000,000
DeKalb Cnty., GA Hsg. Auth. MHRB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,590,000	8,590,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.60%, VRDN, (Gtd. by IXIS Capital Markets & SPA: Merrill
Lynch & Co., Inc.)	15,995,000	15,995,000
Denver, CO City & Cnty. MHRB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,915,000	5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.62%, VRDN, (LOC: SunTrust
Banks, Inc.)	2,495,000	2,495,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj., 3.60%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	8,605,000	8,605,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.51%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.53%, VRDN, (Liq.: Morgan Stanley)	1,809,500	1,809,500
FHLMC MHRB:
Ser. M001, Class A, 3.57%, VRDN, (Insd. by FHLMC)	31,511,113	31,511,113
Ser. M002, Class A, 3.62%, VRDN, (Insd. by FHLMC)	5,177,721	5,177,721
Ser. M005, Class A, 3.57%, VRDN, (Insd. by FHLMC)	37,226,711	37,226,711
Ser. M008, Class A, 3.62%, VRDN, (Insd. by FHLMC)	10,785,565	10,785,565
Florida Capital Trust Agcy. MHRB, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
3.54%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	21,260,000	21,260,000
Lee Vista Apts. Proj., 3.49%, VRDN, (Insd. by FHLMC)	11,600,000	11,600,000
Lynn Lake Apts. Proj., Ser. B-1, 3.53%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.49%, VRDN, (Insd. by FHLMC)	10,805,000	10,805,000
Northbridge Apts. Proj., 3.29%, VRDN, (LOC: Bank of America Corp.)	3,700,000	3,700,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	6,955,000	6,955,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,875,000	18,875,000
Indianapolis, IN MHRB, Crossing Partners Proj., 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	8,700,000	8,700,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.50%, VRDN, (LOC: Citibank, NA)	$7,560,000	$7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 3.52%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lansing, KS MHRB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,145,000	4,145,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.25%, VRDN, (Insd. by FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.50%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Louisiana Hsg. Fin. Agcy. Mtge. RB, Ser. 1066, 3.55%, VRDN, (Liq.: Morgan Stanley)	13,299,500	13,299,500
Macon Trust Pooled Cert.:
Ser. 1997, 3.67%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	46,640,000	46,640,000
Ser. 1998A:
3.62%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	5,000,000	5,000,000
3.62%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	15,484,000	15,484,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.22%, VRDN, (LOC: SunTrust
Banks, Inc.)	272,000	272,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.21%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Administration RB, Residential Proj., Ser. G, 3.50%, VRDN, (SPA: State
Street Corp.)	14,000,000	14,000,000
Massachusets Dev. Fin. Auth. MHRB, PFOTER, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,620,000	7,620,000
Massachusetts Dev. Fin. Agcy. RB, PFOTER, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.66%, VRDN, (LOC: Fifth Third Bancorp)	7,025,000	7,025,000
Memphis, TN Hlth. Edl. & Hsg. Fac. RB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,970,000	7,970,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. RB, 3.60%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	9,375,000	9,375,000
Michigan Bldg. Auth. RB, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	3,065,000	3,065,000
Minnesota Bond Securitization Trust, 3.67%, VRDN, (LOC: LaSalle Bank, NA)	6,035,000	6,035,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.57%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,160,000	13,160,000
3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	109,895,000	109,895,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Assn. Proj., 3.52%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. RB, Ser. 1012, 3.50%, 06/01/2006, (Liq.: Morgan Stanley & Insd.
by FGIC)	1,385,000	1,385,000
New Mexico Mtge. Fin. Auth. SFHRB, 5.04%, VRDN, (Insd. by Trinity Plus Funding Co.)	31,113,720	31,113,720
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.54%, VRDN, (Liq.: Morgan Stanley)	22,805,000	22,805,000
New Orleans, LA Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 3.55%, VRDN, (Liq.:
Morgan Stanley)	16,990,000	16,990,000
New York, NY Hsg. Dev. Corp. MHRB:
3.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,800,000	3,800,000
155 West 21st Street Proj., Ser. A, 3.23%, VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.47%, VRDN, (LOC: Bank of
America Corp.)	11,560,000	11,560,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	119,995,000	119,986,069
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.82%, VRDN, (Liq.: American Intl. Group, Inc.)	9,810,000	9,810,000
Oregon Homeowner Auth. RB, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	52,995,000	52,995,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.32%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000
PFOTER:
3.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,675,000	9,675,000
3.50%, 02/08/2007, (Insd. by FHLMC)	111,965,000	111,965,000
3.57%, VRDN, (Insd. by FHLMC)	95,585,000	95,585,000
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,395,000	4,395,000
Class A:
3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	56,270,000	56,270,000
3.57%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
3.60%, VRDN, (SPA: WestLB AG)	103,365,000	103,365,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
Class B, 2.85%, 07/06/2006, (LOC: Lloyds TSB Group plc)	$43,990,000	$43,990,000
Class C, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,605,000	17,605,000
Class D, 3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,265,000	5,265,000
Class F, 3.57%, VRDN, (Insd. by FHLMC)	24,875,000	24,875,000
Class I, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	42,445,000	42,445,000
Pinellas Cnty., FL HFA PFOTER:
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,130,000	3,130,000
3.55%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	5,705,000	5,705,000
Pinellas Cnty., FL HFA SFHRB, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,110,000	1,110,000
Reno Cnty., KS SFHRB, 3.54%, VRDN, (Liq.: Morgan Stanley)	3,395,000	3,395,000
Revenue Bond Cert. Ser. Trust:
Class B-1, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,940,000	5,940,000
Ser. 2004-1, 3.82%, VRDN, (Gtd. by American Intl. Group, Inc.)	11,755,000	11,755,000
Ser. 2004-5, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,515,000	13,515,000
Ser. 2005-1, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	4,305,000	4,305,000
Ser. 2005-2, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,798,000	5,798,000
Ser. 2005-5, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-4, 3.74%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,000,000	5,000,000
San Antonio, TX Hsg. Fin. PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,080,000	6,080,000
San Jose, CA MHRB, PFOTER, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,800,000	2,800,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.54%, VRDN, (LOC: Bank of America Corp.)	4,250,000	4,250,000
Simi Valley, CA MHRB, PFOTER, 3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,300,000	13,300,000
South Dakota HDA RB:
3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc)	7,150,000	7,150,000
PFOTER, 3.56%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch & Co., Inc.)	30,565,000	30,565,000
Southeast Texas Hsg. Fin. Corp. RB, 3.53%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
St. Anthony, MN MHRB, Landings Silver Lake Proj., Ser. A, 3.57%, VRDN, (LOC: LaSalle Bank, NA)	5,000,000	5,000,000
St. Louis, MO IDA MHRB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,995,000	14,995,000
Texas Affordable Hsg. Corp. RB, Ser. 1315, 3.57%, VRDN, (Liq.: Morgan Stanley)	12,650,000	12,650,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,330,000	8,330,000
Texas Panhandle Regl. HFA PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,365,000	2,365,000
Texas Student Hsg. Auth. RB, PFOTER, 3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,240,000	4,240,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,645,000	8,645,000
Tulsa Cnty., OK HFA SFHRB, Ser. 1068, 3.53%, VRDN, (Liq.: Morgan Stanley & XL Capital, Ltd.)	5,865,000	5,865,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.52%, VRDN, (SPA: Societe Generale & Insd.
by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,295,000	7,295,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 3.55%, VRDN, (Insd. by FHLMC)	10,200,000	10,200,000
Washington Hsg. Fin. Commission SFHRB, Ser. T, 3.64%, VRDN, (LOC: Bank of America Corp.)	4,190,000	4,190,000
Wisconsin Hsg. & EDA RB:
Ser. A:
3.28%, VRDN, (LOC: WestLB AG)	9,305,000	9,305,000
3.50%, VRDN, (SPA: Depfa Bank plc)	12,000,000	12,000,000
3.52%, VRDN, (Liq.: WestLB AG)	11,020,000	11,020,000
Ser. B, 3.52%, VRDN, (LOC: State Street Corp.)	11,215,000	11,215,000
Ser. D, 3.30%, VRDN, (SPA: Dexia SA)	75,200,000	75,200,000
SFHRB, 3.59%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	73,605,000	73,605,000
Wisconsin Hsg. & EDRB:
Ser. C, 3.28%, VRDN, (LOC: Lloyds TSB Group plc)	26,955,000	26,955,000
Ser. D, 3.30%, VRDN, (SPA: Depfa Bank plc)	78,275,000	78,275,000

		3,062,763,414

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.7%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 3.61%, VRDN, (LOC: KeyCorp)	$2,995,000	$2,995,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.49%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	3,792,000	3,792,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.52%, VRDN, (LOC: Bank of America Corp.)	4,255,000	4,255,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.68%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.58%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.54%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.77%, VRDN, (LOC: First Comml. Bank, Inc.)	1,850,000	1,850,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.69%, VRDN, (LOC: AmSouth Bancorp)	2,150,000	2,150,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.67%, VRDN, (LOC: U.S. Bancorp)	2,400,000	2,400,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.52%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 3.61%, VRDN, (LOC: KeyCorp)	1,450,000	1,450,000
Universal Bearings, Inc. Proj., 3.61%, VRDN, (LOC: KeyCorp)	2,845,000	2,845,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.71%, VRDN, (LOC: Associated Banc-Corp.)	1,450,000	1,450,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.57%, VRDN, (LOC:
Columbus Bank & Trust Co.)	4,300,000	4,300,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.55%, VRDN, (LOC: Marshall & Isley Bank)	1,130,000	1,130,000
Calcasieu Parish, LA Indl. Dev. Board Env. RB, Citgo Petroleum Proj., 3.60%, VRDN, (SPA: Natexis
Banque Populaire)	40,000,000	40,000,000
Centerra, CO Metro. Dist. No. 1 RB, 3.50%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 3.57%, VRDN, (LOC: U.S. Bancorp)	2,400,000	2,400,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.61%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.57%, VRDN, (LOC: Citizens Bank)	1,650,000	1,650,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999, 3.38%, VRDN, (LOC:
LaSalle Bank, NA)	810,000	810,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.52%, VRDN, (LOC: LaSalle Bank, NA)	1,565,000	1,565,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.65%, VRDN, (LOC: Wells Fargo
& Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.63%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.77%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,470,000	2,470,000
Conyers, GA IDRB, Handleman Co. Proj., 3.55%, VRDN, (LOC: Columbus Bank & Trust Co.)	3,000,000	3,000,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 3.97%, VRDN, (LOC: Union Bank of California)	5,325,000	5,325,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.62%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.32%, VRDN, (LOC: Marshall & Isley Bank)	2,125,000	2,125,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.67%, VRDN, (LOC: U.S. Bancorp)	2,560,000	2,560,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.57%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.62%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	2,960,000	2,960,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.37%, VRDN, (LOC: SunTrust Banks, Inc.)	1,415,000	1,415,000
Repco Equipment Leasing Proj., 3.37%, VRDN, (LOC: SunTrust Banks, Inc.)	900,000	900,000
Serigraphic Arts, Inc. Proj., 3.37%, VRDN, (LOC: SunTrust Banks, Inc.)	690,000	690,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.74%, VRDN, (LOC: Associated Bank)	1,940,000	1,940,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.85%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.35%, VRDN, (LOC: Bank of America Corp.)	560,000	560,000
Fridley, MN RRB, Fridley Business Plaza Proj., 3.60%, VRDN, (LOC: Wells Fargo & Co.)	2,400,000	2,400,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.60%, VRDN, (LOC: AmSouth
Bancorp)	1,375,000	1,375,000
Gary, IN EDRB, Grant Street Proj., 3.62%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.57%, VRDN, (LOC: BB&T Corp.)	5,765,000	5,765,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.72%, VRDN, (LOC: First Comml. Bank, Inc.)	730,000	730,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.68%, VRDN, (LOC: Wells Fargo & Co.)	1,950,000	1,950,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB:
Palama Meat Co., 3.53%, VRDN, (LOC: Wells Fargo & Co.)	7,700,000	7,700,000
Ser. 2006-4G, 3.53%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	8,000,000	8,000,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.58%, VRDN, (LOC: Natl. City Corp.)	$3,160,000	$3,160,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.62%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.77%, VRDN, (LOC: First Comml. Bank, Inc.)	1,515,000	1,515,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.81%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.62%, VRDN, (LOC: LaSalle Bank, NA)	795,000	795,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.82%, VRDN, (LOC: Bank One)	600,000	600,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.75%, VRDN, (LOC: Bank One)	3,000,000	3,000,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.72%, VRDN, (LOC: U.S.
Bancorp)	1,900,000	1,900,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 3.72%, VRDN, (LOC: U.S. Bancorp)	3,260,000	3,260,000
Kentucky Area Dev. Dist. COP, Ser. E, 3.65%, 10/01/2006	3,535,000	3,530,928
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.43%, VRDN, (LOC: Wells Fargo & Co.)	5,685,000	5,685,000
Lexington, KY IDRB, Kirby Containers Proj., 3.69%, VRDN, (LOC: AmSouth Bancorp)	1,600,000	1,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.52%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 3.57%, VRDN, (LOC: Commerce de France)	3,165,000	3,165,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.57%, VRDN, (LOC: American Natl. Bank
& Trust)	300,000	300,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.61%, VRDN, (LOC: KeyCorp)	3,605,000	3,605,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.72%, VRDN, (LOC: Regions
Finl. Corp.)	2,210,000	2,210,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.60%, VRDN, (Gtd. by Honeywell Intl., Inc.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.67%, VRDN, (LOC: Regions Finl. Corp.)	2,560,000	2,560,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.68%, VRDN, (LOC: Bank of North Dakota)	3,820,000	3,820,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.72%, VRDN, (LOC: Associated Banc-Corp.)	750,000	750,000
Manitowoc Tool & Machining Proj., 3.71%, VRDN, (LOC: Associated Banc-Corp.)	1,500,000	1,500,000
Mankato, MN IDRB, Katolight Proj., 3.67%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.62%, VRDN, (Coll.: Bay Hypo Und
Vereinsbank AG)	2,690,000	2,690,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.75%, VRDN, (LOC: Bank One)	4,000,000	4,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.52%, VRDN, (LOC: U.S. Bancorp)	2,055,000	2,055,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.75%, VRDN, (Insd. by Columbus Bank &
Trust Co.)	2,970,000	2,970,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.57%, VRDN, (LOC: Bank One)	2,200,000	2,200,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.46%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.52%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.45%, VRDN, (LOC: U.S. Bancorp)	3,400,000	3,400,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.32%, VRDN, (LOC: U.S. Bancorp)	2,720,000	2,720,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.62%, VRDN, (SPA: BNP Paribas SA)	1,645,000	1,645,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.72%, VRDN, (LOC: Regions Finl. Corp.)	3,050,000	3,050,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.58%, VRDN, (LOC: Natl.
City Corp.)	3,250,000	3,250,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.69%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.62%, VRDN, (SPA: BNP Paribas SA)	3,230,000	3,230,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. Corp. & Precitech, Inc. Proj.,
3.61%, VRDN, (LOC: KeyCorp)	2,990,000	2,990,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.58%, VRDN, (LOC: Natl. City Corp.)	2,905,000	2,905,000
Oregon EDRB:
Beef Northwest Feeders Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	2,665,000	2,665,000
Behlen Manufacturing Co. Proj., 3.43%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.67%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.72%, VRDN, (LOC: Regions Finl. Corp.)	1,295,000	1,295,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.57%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Port Bellingham, WA IDRB, Bakerview Proj., 3.61%, VRDN, (LOC: KeyCorp)	$2,440,000	$2,440,000
Port Corpus Christi, TX Indl. Dev. Corp. Facs. RB, Citgo Petroleum Corp. Proj., 3.60%, VRDN,
(Liq.: JPMorgan Chase & Co.)	8,000,000	8,000,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.27%, VRDN, (LOC: Citizens Bank)	5,605,000	5,605,000
Sanford, ME RB, Tom’s of Maine Proj., 3.27%, VRDN, (LOC: Bank of America Corp.)	4,510,000	4,510,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.32%, VRDN, (LOC: U.S. Bancorp)	1,800,000	1,800,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.72%, VRDN, (LOC: Natl. Bank of South Carolina)	1,675,000	1,675,000
Ortec, Inc. Proj., Ser. B, 3.57%, VRDN, (LOC: Bank of America Corp.)	2,300,000	2,300,000
St. Joseph, MO IDRB, Lifeline Foods, LLC Proj., 3.62%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	7,140,000	7,140,000
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 3.58%, VRDN, (LOC: Natl. City Corp)	2,715,000	2,715,000
Traill Cnty., ND Solid Waste American Crystal Sugar Co., 3.72%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.77%, VRDN, (LOC: AmSouth Bancorp)	375,000	375,000
Hardwear Corp. Proj., 3.77%, VRDN, (LOC: AmSouth Bancorp)	820,000	820,000
Nucor Corp. Proj., 3.27%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.57%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.57%, VRDN, (LOC: AmSouth Bancorp)	1,005,000	1,005,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.61%, VRDN, (LOC: AmSouth Bancorp)	5,140,000	5,140,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	3,935,000	3,935,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 3.70%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, 3.32%, VRDN, (LOC: U.S. Bancorp)	1,280,000	1,280,000
Westfield, IN EDRB, P.L. Porter Proj., 3.67%, VRDN, (LOC: Comerica Bank)	2,500,000	2,500,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 3.74%, VRDN, (LOC: AmSouth Bancorp)	900,000	900,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.67%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.61%, VRDN, (LOC: KeyCorp)	2,655,000	2,655,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.55%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.57%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000

		398,082,928

LEASE 2.9%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.79%, VRDN, (LOC: LaSalle
Bank, NA)	84,833,415	84,833,415
Broward Cnty., FL Sch. Board COP, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,900,000	4,900,000
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.26%, VRDN, (Liq.: Bear Stearns Cos.)	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,495,000	5,495,000
Collier Cnty., FL Sch. Board COP, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	15,290,000	15,290,000
Colorado Regl. Trans. Dist. ROC RR II, 3.43%, 06/08/2006, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	7,420,000	7,420,000
Denver, CO City & Cnty. COP, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,910,000	5,910,000
El Paso Cnty., CO Sch. Dist. Bldg. Auth. COP, 3.49%, VRDN, (Liq.: JPMorgan Chase & Co.)	27,020,000	27,020,000
Kansas City, MO Muni. Assistance Corp., Ser. 1327, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,820,000	3,820,000
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.57%, VRDN, (SPA: Landesbank Hessen)	13,445,000	13,445,000
Miami-Dade Cnty., FL Sch. Board COP, Ser. 1317, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,515,000	13,515,000
Michigan Bldg. Auth. RB, 3.51%, VRDN, (LOC: Citibank, NA)	8,090,000	8,090,000
New Jersey PFOTER, 2.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
New Jersey TRAN, Ser. A, 4.00%, VRDN	10,190,000	10,191,552
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.50%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
Orange Cnty., FL Sch. Board ROC RR II R 7020, 3.51%, VRDN, (LOC: Citibank, NA)	5,790,000	5,790,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 1257, 3.54%, VRDN, (Insd. by FSA)	3,225,000	3,225,000
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, 3.67%, VRDN, (Gtd. by Pitney Bowes Credit
Corp. & Insd. by AMBAC)	3,722,811	3,722,811
Rhode Island & Providence Plantations COP, Ser. 978, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by MBIA)	7,835,000	7,835,000
St. Lucie Cnty., FL Sch. Board RB, 3.49%, VRDN, (LOC: Bank of New York Co.)	1,796,500	1,796,500

		245,394,278

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 7.4%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 3.52%, VRDN,
(LOC: Associated Banc-Corp.)	$4,705,000	$4,705,000
Brazos River, Texas Solid Waste Disposal RB, BASF Corp. Proj., 3.72%, VRDN, (Gtd. by BASF Corp.)	25,000,000	25,000,000
Charlotte, NC COP, Ser. F, 3.47%, VRDN, (LOC: Bank of America Corp.)	10,280,000	10,280,000
Clarksville, TN Pub. Bldg. Auth. RB:
3.58%, VRDN, (LOC: Bank of America Corp.)	46,020,000	46,020,000
Ser. P, 3.58%, VRDN, (LOC: Bank of America Corp.)	19,070,000	19,070,000
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 3.54%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	4,785,000	4,785,000
Ser. Z-13, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	15,000,000	15,000,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 3.69%, VRDN, (LOC: AmSouth Bancorp)	5,750,000	5,750,000
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical Corp. Proj., Ser. A,
3.83%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	15,000,000	15,000,000
Florida Correctional Facs. ROC, 3.51%, VRDN, (LOC: Citibank, NA)	3,045,000	3,045,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.67%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Indiana Bond Bank RB, 3.51%, VRDN, (Insd. by MBIA)	2,415,000	2,415,000
Indianapolis, IN Pub. Impt. RB, Macon Trust, Ser. S, 3.51%, VRDN, (LOC: Bank of America Corp.)	4,240,000	4,240,000
Issaquah, WA Cmnty. Properties, Ser. A, 3.49%, VRDN, (LOC: Bank of America Corp.)	10,150,000	10,150,000
Kendall Kane & Will Cnty., IL Cmnty. Unit Sch. Dist. No. 308, 4.00%, 01/01/2007	9,000,000	9,017,800
Las Vegas, NV EDRB, Andre Agassi Foundation Proj., 3.46%, VRDN, (LOC: Bank of New York Co.)	9,500,000	9,500,000
Louisiana Env. Facs. RB, 3.49%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Lower Colorado River Auth., Texas ROC, 3.43%, VRDN, (LOC: Citibank, NA)	6,860,000	6,860,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.59%, VRDN, (LOC: AmSouth
Bancorp)	750,000	750,000
Miami, FL Packing Sys. RB, 3.45%, VRDN, (SPA: Depfa Bank plc)	16,805,000	16,805,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.54%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	1,285,000	1,285,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 3.72%, VRDN, (Gtd. by Dow
Chemical Co.)	16,400,000	16,400,000
Montgomery Cnty., TN Pub. Bldg. Auth., 3.58%, VRDN, (LOC: Bank of America Corp.)	18,370,000	18,370,000
Municipal Securities Pool Trust Receipts, 3.60%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	12,165,000	12,165,000
New Orleans, LA RB, Canal Street Proj., 3.97%, VRDN, (LOC: Hibernia Natl. Bank)	11,145,000	11,145,000
New York, NY IDA RB ROC RR II R 523C, 3.51%, VRDN, (LOC: Citibank, NA)	2,200,000	2,200,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
3.45%, 06/01/2006, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 3.35%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Orange Cnty., FL IDRB, Christian Prison Ministry, 3.47%, VRDN, (LOC: Bank of America Corp.)	12,565,000	12,565,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.70%, VRDN, (Gtd. by
Sunoco, Inc.)	11,000,000	11,000,000
PFOTER, Ser. A:
3.57%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	12,520,000	12,520,000
3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	15,030,000	15,030,000
Plaquemines Parish, LA Env. Facs. RB, 3.60%, VRDN, (Gtd. by BP plc)	9,050,000	9,050,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.35%, VRDN, (Gtd. by
Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.32%, VRDN, (Gtd. by
Flint Resources)	8,700,000	8,700,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.,
3.52%, VRDN, (Gtd. by Flint Resources)	18,500,000	18,500,000
Ser. A, 3.52%, VRDN, (Gtd. by Flint Resources)	34,000,000	34,000,000
Ser. B, 3.47%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Puerto Rico Govt. Dev. Bank Credit Enhanced CR, VRDN, (SPA: Societe Generale)	20,000,000	20,000,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.67%, VRDN, (LOC: AmSouth Bancorp)	1,230,000	1,230,000
St. Charles Parish, LA PCRB, Shell Oil Co. Norco Proj., 3.64%, VRDN, (Gtd. by Shell Oil Co.)	34,625,000	34,625,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.00%, 06/01/2006, (Gtd. by ConocoPhillips)	28,500,00	28,500,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.70%, VRDN, (Gtd. by Dow Chemical Co.)	$15,600,000	$15,600,000
Ser. A, 3.70%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
West Side Calhoun Cnty., TX RB, BP Amoco Chemical Co. Proj., 3.60%, VRDN, (Gtd. by BP Amoco plc)	20,900,000	20,900,000

		628,127,803

PORT AUTHORITY 0.5%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.65%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Lake Charles, LA Harbor & Terminal Dist. RB, 4.00%, VRDN, (LOC: Hibernia Natl. Bank)	16,250,000	16,250,000
Massachusetts Port Auth. RB, PFOTER:
3.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
Port Seattle, WA RB, ROC, 3.56%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	985,000	985,000

		43,475,000

PUBLIC FACILITIES 0.7%
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 3.48%, VRDN, (LOC: Hibernia
Natl. Bank)	47,090,000	47,090,000
San Antonio, TX Convention Ctr. Hotel Fin. Corp. ROC RR II R 363, 3.55%, VRDN, (LOC: Citibank,
NA & Insd. by AMBAC)	7,995,000	7,995,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 3.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.
& Insd. by AMBAC)	3,455,000	3,455,000

		58,540,000

RESOURCE RECOVERY 0.4%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 3.43%, VRDN,
(LOC: Union Bank of California)	19,600,000	19,600,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.87%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
3.87%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.56%, VRDN, (LOC: Bank of America Corp.)	4,500,000	4,500,000

		37,700,000

SOLID WASTE 0.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 3.82%, VRDN, (LOC: Compass Bancshares, Inc.)	7,680,000	7,680,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 3.29%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000

		14,180,000

SPECIAL TAX 4.9%
ABN AMRO Munitops COP, Ser. 2002-24, 3.50%, VRDN, (LOC: ABN AMRO Bank)	19,400,000	19,400,000
California Econ. Recovery RB, Ser. C-11, 3.12%, VRDN, (SPA: BNP Paribas SA)	6,770,000	6,770,000
Carmel Clay, IN Sch. TAN, 4.50%, 12/29/2006	15,950,000	16,039,142
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.50%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Clipper Tax-Exempt Cert. Trust, Ser. 2005-27, 3.51%, VRDN, (LOC: State Street Corp. & Insd. by FSA)	11,120,000	11,120,000
Collier Cnty., FL Gas Tax RB, PFOTER, 3.51%, VRDN, (LOC: AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,965,000	2,965,000
Denver, CO Urban Renewal Tax RB:
3.31%, VRDN, (LOC: Zions Bancorp)	3,860,000	3,860,000
3.41%, VRDN, (LOC: Zions Bancorp)	2,025,000	2,025,000
3.56%, VRDN, (LOC: Lloyds TSB Group plc)	12,500,000	12,500,000
East Baton Rouge Parish, LA Road & Street Impt. RB, Ser. B, 3.22%, VRDN, (Insd. by FGIC &
SPA: Dexia SA)	35,000,000	35,000,000
Florida Board of Ed. Lottery RB, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	17,175,000	17,175,000
Florida Board of Ed. ROC, Ser. 2003-4521, 3.51%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FGIC)	2,475,000	2,475,000
Florida Dept. of Environmental Protection Preservation RB, 3.51%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	20,370,000	20,370,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.65%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FGIC)	9,020,000	9,020,000
Massachusetts Bay Trans. Auth. Eagle-20060037, Class A, 3.51%, VRDN, (LOC: Citibank, NA)	8,800,000	8,800,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Metropolitan Pier & Exposition Auth., Illinois Eagle Trust Cert., Class A, 3.51%, VRDN, (Liq.:
Citigroup, Inc.)	$3,400,000	$3,400,000
Metropolitan Pier & Exposition Auth., Illinois MTC, Ser. 2005-221, Class A, 3.56%, VRDN, (Insd. by
MBIA & Bear Stearns Cos.)	17,365,000	17,365,000
Metropolitan Pier & Exposition Auth., Illinois PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.
& Insd. by MBIA)	16,105,000	16,105,000
Metropolitan Pier & Exposition Auth., Illinois RB:
3.51%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
Ser. 45, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	6,340,000	6,340,000
Ser. Z8, 3.54%, VRDN, (Liq.: Goldman Sachs Group)	6,240,000	6,240,000
Ser. Z14, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,600,000	2,600,000
TOC, Ser. Z5, 3.54%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by MBIA)	18,005,000	18,005,000
Miami-Dade Cnty., FL Expressway Auth. RB, Ser. 1339, 3.54%, VRDN, (SPA: Deutsche Bank AG)	2,550,000	2,550,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,595,000	3,595,000
New York RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,485,000	5,485,000
New York, NY TFA RB:
New York City Recovery Proj., Ser. 3, 3.23%, VRDN, (SPA: New York Common Retirement Fund)	23,000,000	23,000,000
Ser. 362, 3.48%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Ser. 2A, 3.50%, VRDN, (Liq.: Dexia SA)	75,555,000	75,555,000
Orlando, FL Orange Cnty. Expressway Auth. RB, Ser. 1345, 3.54%, VRDN, (Insd. by AMBAC)	5,000,000	5,000,000
Phoenix, AZ Civic Impt. Corp. TOC, Ser. Z-11, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	17,175,000	17,175,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 3.56%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,995,000	13,995,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 3.54%, VRDN, (Insd. by AMBAC)	5,965,000	5,965,000
Texas Turnpike Auth. RB, 3.55%, VRDN, (SPA: BNP Paribas SA)	9,585,000	9,585,000

		413,244,142

STUDENT LOAN 0.2%
North Carolina Ed. Assistance Auth. Student Loan RB, Ser. A-1, 3.51%, VRDN, (LOC: AMBAC &
Royal Bank of Canada)	15,000,000	15,000,000

TOBACCO REVENUE 1.7%
Badger Tobacco Asset Security Corp. RB, PFOTER, 3.54%, VRDN, (LOC: Lloyds TSB Group plc)	14,905,000	14,905,000
Golden State Tobacco Securitization Corp. RB:
PFOTER, 3.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,875,000	6,875,000
ROC, 3.52%, VRDN, (LOC: Citibank, NA & Liq.: Citigroup, Inc.)	16,500,000	16,500,000
Ser. 231, 3.32%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	11,755,000	11,755,000
Nassau Cnty., NY Tobacco Settlement Corp. RB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
New York Tobacco Trust RB:
3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,185,000	18,185,000
3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
PFOTER, 3.53%, VRDN, (LOC: WestLB AG)	6,490,000	6,490,000
Tobacco Settlement Auth. of Iowa ROC RR II R 456, 3.53%, VRDN, (Liq.: Citigroup, Inc. & LOC:
Citibank, NA)	11,810,000	11,810,000
Tobacco Settlement Fin. Corp. of Louisiana RB, PFOTER, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,740,000	11,740,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.53%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	7,475,000	7,475,000
Tobacco Settlement Fin. Corp. of Virginia RB, PFOTER, 3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,250,000	6,250,000
TSASC, Inc. RB, 3.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,350,000	10,350,000

		147,235,000

TRANSPORTATION 1.6%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.50%, VRDN, (Liq.:
Morgan Stanley & Insd. by FGIC)	2,730,000	2,730,000
Dallas, TX Rapid Trans. ROC, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,790,000	2,790,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	620,000	620,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.53%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	305,000	305,000
Harris Cnty., TX RB, Toll Road Proj., 3.51%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Illinois Toll Hwy. Auth. RB, Ser. 1014, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	$6,965,000	$6,965,000
Lee Cnty., FL Trans. Facs. RB, PFOTER, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	2,200,000	2,200,000
Municipal Securities Trust Cert. RB, Ser. 2000-109, Class A, 3.55%, VRDN, (Liq.: Bear Stearns Cos.)	13,535,000	13,535,000
New Jersey Turnpike Auth. RB, 3.18%, VRDN, (LOC: WestLB AG)	16,200,000	16,200,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd.
by MBIA)	9,950,000	9,950,000
New York Thruway Auth. RB, MSTR, 3.68%, VRDN, (SPA: Societe Generale)	22,225,000	22,225,000
North Texas Tollway Auth. Dallas North Tollway Sys. RB, Ser. C, 3.23%, VRDN, (SPA: Depfa Bank plc)	20,000,000	20,000,000
Regional Trans. Auth. Illinois RB:
Eagle-720050028, Class A, 3.51%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	2,895,000	2,895,000
Ser. 2003, 3.50%, VRDN, (Liq.: BNP Paribas SA & Insd. by FGIC)	10,000	10,000
South Carolina Trans. Infrastructure RB, 3.51%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	2,580,000	2,580,000
Texas Turnpike Auth. RB:
3.32%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	21,515,000	21,515,000
3.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	5,290,000	5,290,000

		135,790,000

UTILITY 9.6%
American Pub. Energy Agcy. Nebraska Gas Natl. Pub. RB, Ser. A 3.52%, VRDN, (SPA: Societe Generale)	43,675,000	43,675,000
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 3.50%, VRDN, (LOC: Bank One)	776,000	776,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
3.55%, 11/30/2006, (Liq.: Citigroup, Inc.)	44,000,000	44,000,000
3.55%, 11/30/2006, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.70%, VRDN, (Gtd. by
Kentucky Util. Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.82%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Dade Cnty., FL IDA RB, Florida Power & Light Co. Proj., 3.55%, VRDN	15,150,000	15,150,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.72%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,850,000	5,850,000
Florida Util. Auth. RB, Ser. 327, 3.50%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Gainesville, FL Util. Sys. RB, Ser. C, 3.55%, VRDN, (LOC: SunTrust Banks, Inc.)	30,435,000	30,435,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ser. A, 3.60%, VRDN, (Gtd. by Deer
Park Refining)	25,200,000	25,200,000
Hawaii Dept. of Budget & Fin. RB, Hawaii Gas Proj., 3.30%, 06/07/2006	17,593,000	17,593,000
Houston, TX Util. Sys. RB:
3.68%, VRDN, (LOC: WestLB AG)	11,200,000	11,200,000
ROC RR II R 2132, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,865,000	5,865,000
ROC RR II R 6017, 3.51%, VRDN, (LOC: Citibank, NA)	10,245,000	10,245,000
Lafayette, LA Util. Revenue ROC, 3.51%, VRDN, (LOC: Citibank, NA & Insd. by MBIA)	10,715,000	10,715,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.38%, VRDN, (Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. RB, ROC RR II R 4530, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	3,745,000	3,745,000
Lower Colorado River, Texas Auth. Transmission Contract RB, Ser. 623, 3.51%, VRDN, (Liq.:
JPMorgan Chase & Co.)	1,985,000	1,985,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 3.29%, VRDN, (LOC: Bank of America Corp.)	13,600,000	13,600,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.26%, VRDN, (Liq.: Bear Stearns Cos.
& Insd. by FSA)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,195,000	5,195,000
Michigan Strategic Obl. ROC, 3.52%, VRDN, (Gtd. by DowChemical Co.)	1,665,000	1,665,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.60%, VRDN, (Gtd. by Wisconsin Elec.
Power Co.)	2,000,000	2,000,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.60%, VRDN, (Gtd. by
Mississippi Power Co.)	3,100,000	3,100,000
Mississippi Dev. Bank Spl. Obl. RB, Gas Auth., Natl. Gas Proj., 3.50%, VRDN, (SPA: Societe Generale)	221,829,000	221,829,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. Barry Plant Proj., Ser. B, 3.62%, VRDN, (Gtd.
by Alabama Power Co.)	6,100,000	6,100,000

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Municipal Securities Pool Trust Receipts, Ser. 2006-261, Class A, 3.56%, VRDN, (Liq.: Bear
Stearns Cos.)	$6,645,000	$6,645,000
Nebraska American Pub. Energy Agcy. RB, Ser. A, 3.50%, VRDN, (SPA: Societe Generale)	86,000,000	86,000,000
Nebraska Pub. Power Dist. RB, 3.51%, VRDN, (LOC: Citibank, NA)	13,865,000	13,865,000
North Carolina Eastern Muni. Power Agcy. Auth. PFOTER, 3.50%, VRDN, (Liq.: Morgan Stanley)	4,346,500	4,346,500
Northwest Energy Washington Elec. RB, Ser. 1282, 3.54%, VRDN, (Insd. by AMBAC)	5,250,000	5,250,000
Ohio Water Dev. Auth. PCRB, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,545,000	4,545,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.50%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Seattle, WA RB, Seattle Light and Power Corp. Proj., 3.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,075,000	8,075,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.51%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 1314, 3.54%, VRDN, (SPA: Deutsche Bank AG)	7,780,000	7,780,000
Utah Muni. Power Sys. RB ROC RR II R 2016, 3.43%, VRDN, (Liq.: Citigroup, Inc.)	5,210,000	5,210,000
West Jefferson, AL IDRRB, Alabama Power Co. Proj., 3.65%, VRDN, (Gtd. by Alabama Power Co.)	20,500,000	20,500,000
Wisconsin Pub. Power, Inc. Sys. RB, 3.54%, VRDN, (LOC: AMBAC)	10,400,000	10,400,000
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 3.51%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Ser. 595, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,695,000	1,695,000

		809,274,500

WATER & SEWER 3.6%
Atlanta, GA Water & Wastewater RB, 3.51%, VRDN, (LOC: Citibank, NA)	4,900,000	4,900,000
Birmingham, AL Water & Sewer, Class A, 3.51%, VRDN, (Liq.: Citibank, NA & Insd. by MBIA)	9,870,000	9,870,000
California State Dept. of Water Resources Power Supply RB, Ser. C-9, 3.40%, VRDN, (LOC:
Citibank, NA)	20,770,000	20,770,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.51%, VRDN, (Liq.: Citigroup, Inc. &
Insd. by AMBAC)	12,805,000	12,805,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.51%, VRDN, (Insd. by MBIA &
LOC: Bank of America Corp. )	4,760,000	4,760,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.51%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,390,000	2,390,000
Detroit, MI Sewage Disposal RB, 3.51%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Fulton Cnty., GA Water & Sewer ROC, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	4,750,000	4,750,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400, 3.50%, VRDN,
(Liq.: Morgan Stanley & Insd. by FGIC)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,620,000	5,620,000
Ser. 685, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,300,000	5,300,000
Houston, TX Water & Sewer Sys. RB, 3.55%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	2,500,000	2,500,000
Indianapolis, IN Local Pub. Impt. Waterworks Proj., Ser. G-1, 3.47%, VRDN, (SPA: Depfa Bank plc)	35,000,000	35,000,000
Las Vegas Valley, NV Water Dist. RB, Ser. 1303, 3.54%, VRDN, (SPA: Deutsche Bank AG)	3,495,000	3,495,000
Los Angeles, CA Water & Sewer, Class A, 3.50%, VRDN, (Liq.: Citibank, NA & Insd. by AMBAC)	26,250,000	26,250,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC, 3.51%, VRDN, (LOC: Citibank, NA)	2,260,000	2,260,000
Montgomery Cnty., TX Muni. Util. RB, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,180,000	3,180,000
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB
3.50%, VRDN, (Liq.: Citibank, NA)	59,400,000	59,400,000
Ser. A, 3.50%, VRDN, (SPA: FGIC)	36,400,000	36,400,000
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.23%, VRDN, (SPA: Dexia SA & Insd.
by MBIA)	11,800,000	11,800,000
Santa Rosa, CA Wastewater RB PFOTER, 3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,040,000	3,040,000
Tri-County, Indiana RB, Ser. D, 3.65%, VRDN, (LOC: Huntington Natl. Bank)	5,045,000	5,045,000
Washington, MD Suburban Sanitation Dist. BAN, Ser. A, 3.17%, VRDN, (SPA: Landesbank Hessen)	7,300,000	7,300,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.51%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by FSA)	5,225,000	5,225,000

		300,927,500

Total Municipal Obligations (cost $8,367,608,266)		8,367,608,266

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund (cost $500,000)	500,000	$500,000

Total Investments (cost $8,418,108,266) 99.6%		8,418,108,266
Other Assets and Liabilities 0.4%		30,031,688

Net Assets 100.0%		$8,448,139,954

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk. 144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Texas	7.5%
Florida	5.9%
California	5.9%
Illinois	5.5%
New York	5.5%
Wisconsin	4.8%
Louisiana	3.9%
Ohio	3.6%
Massachusetts	3.1%
Mississippi	3.0%
Georgia	2.9%
Colorado	2.6%
Delaware	2.5%
Indiana	2.1%
Nebraska	2.1%
Tennessee	1.9%
Connecticut	1.8%
Maryland	1.4%
Michigan	1.1%
Arizona	1.1%
Alaska	1.1%
Pennsylvania	1.0%
Alabama	0.9%
Missouri	0.9%
Wyoming	0.8%
Oregon	0.8%
Washington	0.7%
Oklahoma	0.7%
Kentucky	0.7%
South Carolina	0.7%
North Carolina	0.6%
Arkansas	0.6%
Kansas	0.6%
New Hampshire	0.6%
New Jersey	0.5%
District of Columbia	0.5%
New Mexico	0.5%
South Dakota	0.5%
Minnesota	0.5%
Virginia	0.4%
Hawaii	0.4%
Idaho	0.4%
Nevada	0.3%
Maine	0.3%
Iowa	0.3%
Vermont	0.2%
Rhode Island	0.2%
North Dakota	0.1%
Utah	0.1%
Non-state specific	15.9%

100.0%

On May 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Notes:
2.50%, 09/30/2006 - 10/31/2006	$355,000,000	$353,108,775
2.75%, 06/30/2006 - 07/31/2006	140,000,000	139,840,051

Total U.S. Treasury Obligations (cost $492,948,826)		492,948,826

REPURCHASE AGREEMENTS * 89.9%
ABN AMRO, Inc., Avg. rate of 4.90%, dated 5/30/2006, maturing 6/5/2006; maturity value
$220,209,733 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 4.90%, dated 5/30/2006, maturing 6/5/2006; maturity value
$220,209,794 (2) **	220,000,000	220,000,000
Barclays plc, 4.89%, dated 5/31/2006, maturing 6/1/2006; maturity value $320,043,467 (3)	320,000,000	320,000,000
Citigroup, Inc.:
Avg. rate of 4.91%, dated 5/30/2006, maturing 6/5/2006; maturity value $235,224,229 (4) **	235,000,000	235,000,000
Avg. rate of 4.96%, dated 5/30/2006, maturing 6/5/2006; maturity value $235,226,840 (5) **	235,000,000	235,000,000
Credit Suisse First Boston, LLC, Avg. rate of 4.91%, dated 5/30/2006, maturing 6/5/2006; maturity
value $220,210,100 (6) **	220,000,000	220,000,000
Deutsche Bank AG:
4.80%, dated 5/31/2006, maturing 6/1/2006; maturity value $300,040,000 (7)	300,000,000	300,000,000
4.90%, dated 5/31/2006, maturing 6/1/2006; maturity value $200,027,222 (7)	200,000,000	200,000,000
Avg. rate of 4.98%, dated 5/30/2006, maturing 6/5/2006; maturity value $220,213,156 (7) **	220,000,000	220,000,000
Greenwich Capital Markets, Inc., Avg. rate of 4.90%, dated 5/30/2006, maturing 6/5/2006; maturity
value $220,209,672 (8) **	220,000,000	220,000,000
HSBC Holdings plc, Avg. rate of 4.90%, dated 5/30/2006, maturing 6/5/2006; maturity value
$220,209,733 (9) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 4.89%, dated 5/30/2006, maturing 6/5/2006; maturity value
$200,190,056 (10) **	200,000,000	200,000,000
Merrill Lynch & Co., Inc., 4.89%, dated 5/31/2006, maturing 6/1/2006; maturity value
$170,023,092 (11)	170,000,000	170,000,000
Morgan Stanley, Avg. rate of 4.91%, dated 5/30/2006, maturing 6/5/2006; maturity value
$220,209,917 (12) **	220,000,000	220,000,000
RBC Dain Rauscher Corp., Avg. rate of 4.90%, dated 5/30/2006, maturing 6/5/2006; maturity value
$200,190,611 (13) **	200,000,000	200,000,000
Societe Generale, 4.87%, dated 5/31/2006, maturing 6/1/2006; maturity value $75,010,146 (14)	75,000,000	75,000,000
State Street Corp., 4.85%, dated 5/31/2006, maturing 6/1/2006; maturity value $166,426,022 (15)	166,403,604	166,403,604
UBS AG:
4.90%, dated 5/31/2006, maturing 6/1/2006; maturity value $300,040,833 (16)	300,000,000	300,000,000
4.97%, dated 5/31/2006, maturing 6/1/2006; maturity value $300,041,417 (17)	300,000,000	300,000,000

Total Repurchase Agreements (cost $4,241,403,604)		4,241,403,604

Total Investments (cost $4,734,352,430) 100.3%		4,734,352,430
Other Assets and Liabilities (0.3%)		(14,541,957)

Net Assets 100.0%		$4,719,810,473

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
*	Collateralized by:
	(1)	$225,438,000 U.S. Treasury Notes, 2.875% to 3.375%, 11/30/2006 to 2/28/2007, value including accrued interest is $224,400,302.
	(2)	$50,464,000 U.S. Treasury Bond, 6.00%, 2/15/2026, value including accrued interest is $55,438,404;
$36,987,000 U.S. Treasury Bill, 0.00%, 11/9/2006, value is $36,198,067;
$122,605,000 U.S. Treasury Notes, 4.875%, 5/15/2009 to 5/31/2011, value including accrued interest is $122,236,458;
$12,480,000 U.S. Treasury STRIPS, 0.00%, 11/15/2014, value is $10,527,379.
	(3)	$138,662,317 U.S. Treasury STRIPS, 0.00%, 8/15/2012, value is $102,000,000;
$175,558,000 U.S. Treasury Bill, 0.00%, 11/2/2006, value is $171,974,861;
$51,685,000 U.S. Treasury Note, 5.625%, 5/15/2008, value is $52,425,421.
	(4)	$2,093,955,170 GNMA, 3.50% to 7.50%, 11/20/2024 to 5/15/2036, value including accrued interest is $239,700,000.
	(5)	$510,429,918 U.S. Treasury STRIPS, 0.00%, 8/15/2006 to 2/15/2036, value including accrued interest is $239,700,000.
	(6)	$164,815,000 U.S. Treasury Notes, 3.50% to 3.625%, 1/15/2008 to 11/15/2009, value including accrued interest is $202,422,417;
$20,930,000 U.S. Treasury Bond, 2.375%, 1/15/2025, value including accrued interest is $21,979,503.
	(7)	$629,939,931 GNMA, 4.50% to 6.50%, 3/15/2018 to 10/15/2035, value including accrued interest is $224,419,369;
$533,137,000 U.S. Treasury Note, 4.50%, 11/15/2015, value including accrued interest is $509,981,006.
This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(8)	$224,901,000 U.S. Treasury Notes, 4.875%, 5/31/2008 to 5/31/2011, value including accrued interest is $224,402,459.
	(9)	$517,618,000 U.S. Treasury STRIPS, 0.00%, 11/15/2021 to 11/15/2027, value including accrued interest is $224,400,521.
	(10)	$203,715,000 U.S. Treasury Note, 4.625%, 3/31/2008, value including accrued interest is $204,003,940.
	(11)	$41,590,000 U.S. Treasury Note, 4.125%, 8/15/2008, value including accrued interest is $41,390,565;
$133,604,000 U.S. Treasury TIPS, 1.625%, 1/15/2015, value including accrued interest is $132,010,552.
	(12)	$229,936,000 U.S. Treasury Notes, 3.125% to 4.75%, 8/15/2008 to 11/15/2008, value including accrued interest is $224,400,518.
	(13)	$161,352,000 U.S. Treasury Notes, 4.25% to 5.125%, 4/30/2008 to 5/15/2016, value including accrued interest is $159,349,236;
$35,044,000 U.S. Treasury Bonds, 2.375% to 8.125%, 8/15/2021 to 2/15/2026, value including accrued interest is $40,651,747.
	(14)	$76,330,000 U.S. Treasury Note, 0.875%, 4/15/2010, value including accrued interest is $76,500,209.
	(15)	$142,520,000 U.S. Treasury Bonds, 4.50% to 8.125%, 5/15/2016 to 2/15/2036, value including accrued interest is $172,376,192.
	(16)	$305,855,000 U.S. Treasury Notes, 4.875%, 4/30/2008 to 5/31/2008, value including accrued interest is $306,004,693.
	(17)	$2,075,400,081 GNMA, 3.50% to 15.00%, 7/15/2006 to 12/15/2043, value including accrued interest is $306,000,175.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.
Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities
On May 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 36.5%
FAMC, 4.64%, 11/30/2006 ¤	$10,000,000	$9,772,500
FFCB, FRN:
5.00%, 06/02/2006	65,000,000	64,994,632
5.01%, 06/02/2006	65,000,000	64,996,908
FHLB:
3.25%, 07/21/2006	9,000,000	8,985,150
3.50%, 08/15/2006	25,000,000	24,938,115
3.75%, 09/28/2006	10,000,000	9,971,757
4.50%, 06/27/2006	15,000,000	15,000,000
4.75%, 12/29/2006	12,590,000	12,587,151
FRN:
4.86%, 07/05/2006	75,000,000	74,975,130
4.99%, 06/02/2006	75,000,000	74,992,983
FHLMC:
2.75%, 08/15/2006	15,000,000	14,946,020
3.00%, 09/29/2006 - 01/12/2007	22,197,000	22,079,967
4.00%, 08/11/2006	15,000,000	14,999,140
4.80%, 02/12/2007	15,000,000	14,999,506
FNMA:
1.75%, 06/16/2006	16,771,000	16,749,050
2.50%, 06/15/2006	24,340,000	24,324,530
2.81%, 09/28/2006	1,500,000	1,491,265
5.00%, 06/01/2006 ¤	18,314,100	18,314,100

Total U.S. Government & Agency Obligations (cost $489,117,904)		489,117,904

REPURCHASE AGREEMENTS* 63.6%
Bank of America Corp., 5.01%, dated 5/31/2006, maturing 6/1/2006; maturity value $265,036,879 (1)	265,000,000	265,000,000
Barclays plc, 5.00%, dated 5/31/2006, maturing 6/1/2006; maturity value $265,036,806 (2)	265,000,000	265,000,000
Deutsche Bank AG, 5.02%, dated 5/31/2006, maturing 6/1/2006; maturity value $280,039,044 (3)	280,000,000	280,000,000
State Street Corp., 4.85%, dated 5/31/2006, maturing 6/1/2006; maturity value $40,955,105 (4)	40,949,588	40,949,588

Total Repurchase Agreements (cost $850,949,588)		850,949,588

Total Investments (cost $1,340,067,492) 100.1%		1,340,067,492
Other Assets and Liabilities (0.1%)		(1,258,255)

Net Assets 100%		$1,338,809,237

¤	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
(1) $65,578,000 STRIPS, 0.00%, 7/15/2006 to 10/15/2018, value is $47,806,420; $183,972,000 FNMA, 0.00% to 6.50%, 1/26/2007 to 1/13/2025, value including accrued interest is $179,912,324; $42,591,000 FHLMC, 0.00% to 6.25%, 6/12/2006 to 3/5/2012, value including accrued interest is $42,581,364.
(2) $117,322,000 U.S. Treasury Bill, 0.00%, 10/12/2006, value is $115,259,479; $159,677,000 U.S. Treasury Note, 4.00%, 4/15/2010, value including accrued interest is $155,041,149.
(3) $43,144,000 FNMA, 5.375% to 7.125%, 11/9/2007 to 6/15/2010, value including accrued interest is $46,910,336; $92,280,000 FHLB, 4.375% to 4.55%, 10/3/2008 to 4/27/2012, value including accrued interest is $90,061,609; $98,453,000 FHLMC, 0.00%, 12/27/2006, value is $95,479,719; $55,500,000 TVA, 5.375%, 4/1/2056, value including accrued interest is $53,148,855.
(4) $35,800,000 U.S. Treasury Bond, 7.25%, 5/15/2016, value is $41,769,507.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities
TVA	Tennessee Valley Authority

On May 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 9.8%
Barclays Bank plc, 4.97%, 06/01/2006	$25,000,000	$25,000,000
Branch Banking & Trust Co., 5.11%, 08/10/2006	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.01%, 03/07/2007	13,000,000	13,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	20,000,000	20,000,000
4.80%, 10/26/2006	25,000,000	25,000,000
5.37%, 05/25/2007	25,000,000	25,000,000
First Tennessee Bank, 5.02%, 06/19/2006	25,000,000	25,000,000
SunTrust Banks, Inc.:
4.60%, 07/05/2006	30,000,000	30,000,000
5.05%, 06/27/2006	30,000,000	30,000,000

Total Certificates of Deposit (cost $218,000,000)		218,000,000

COMMERCIAL PAPER 61.9%
Asset-Backed 58.6%
Amstel Funding Corp., 5.15%, 11/22/2006	25,000,000	24,377,708
Bavaria Trust Corp., 5.03%, 06/29/2006	66,500,000	66,330,587
Belmont Funding, LLC, 5.04%, 06/20/2006	17,121,000	17,075,458
Broadhollow Funding, LLC, 5.02%, 06/02/2006	25,000,000	24,996,514
Chesham Finance, LLC:
5.03%, 06/01/2006	25,000,000	25,000,000
5.07%, 06/01/2006	75,000,000	75,000,000
Citius I Funding LLC, 5.07%, 07/07/2006	18,345,000	18,252,083
Compass Securitization, LLC, 5.02%, 06/09/2006	16,500,000	16,481,593
Ebury Finance, LLC, 5.03%, 06/25/2006	75,000,000	74,971,519
Fairway Finance Corp., 5.00%, 06/23/2006	25,342,000	25,264,566
Fenway Funding, LLC, 5.00%, 07/10/2006	25,000,000	24,864,583
Fountain Square Commercial Funding:
4.82%, 06/15/2006	15,052,000	15,023,786
5.02%, 06/22/2006	41,497,000	41,375,483
Gemini Securitization Corp.:
5.02%, 06/05/2006	20,000,000	19,988,844
5.03%, 06/08/2006	12,000,000	11,988,263
Giro Balanced Funding Corp.:
5.04%, 06/20/2006	50,000,000	49,867,000
5.11%, 08/21/2006	25,000,000	24,712,562
Grampian Funding, LLC, 5.05%, 10/16/2006	25,000,000	24,519,549
Greyhawk Funding, LLC:
5.00%, 07/24/2006	25,000,000	24,815,972
5.01%, 06/20/2006	40,000,000	39,894,233
Mortgage Interest Network:
4.90%, 06/05/2006	30,000,000	29,983,667
5.05%, 06/06/2006	25,000,000	24,982,465
5.06%, 06/16/2006	25,000,000	24,947,292
Paradigm Funding, LLC, 5.02%, 06/12/2006	20,197,000	20,166,020
Rams Funding, LLC, 5.06%, 06/27/2006	50,000,000	49,817,278
Ranger Funding Co., LLC, 5.04%, 07/11/2006	15,019,000	14,934,894
Sheffield Receivables Corp., 5.02%, 06/19/2006	35,000,000	34,912,150
Stratford Receivables Co., LLC, 5.04%, 06/23/2006	60,000,000	59,815,200
Surrey Funding Corp.:
4.92%, 06/15/2006	35,490,000	35,422,096
5.02%, 06/26/2006	25,000,000	24,912,847
Thames Asset Global Securitization, Inc.:
5.02%, 06/06/2006	18,218,000	18,205,298
5.13%, 08/29/2006	45,009,000	44,438,173
Thornburg Mortgage Capital Resources, LLC:
5.05%, 06/19/2006	23,500,000	23,440,663
5.05%, 06/21/2006	40,000,000	39,891,986

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Three Crowns Funding, LLC:
5.03%, 06/08/2006	$32,480,000	$32,448,233
5.07%, 08/10/2006	35,657,000	35,305,481
Thunder Bay Funding, Inc.:
5.01%, 06/16/2006	25,000,000	24,947,813
5.07%, 10/10/2006	30,000,000	29,446,525
Ticonderoga Funding, LLC, 5.03%, 06/26/2006	32,520,000	32,406,406
Yorktown Capital, LLC:
5.01%, 06/07/2006	45,138,000	45,100,310
5.04%, 06/20/2006	19,264,000	19,212,758

		1,309,537,858

Capital Markets 2.7%
Credit Suisse First Boston Corp., 4.89%, 06/12/2006	50,000,000	49,925,292
UBS Finance Delaware, LLC, 5.00%, 08/22/2006	11,600,000	11,467,889

		61,393,181

Diversified Financial Services 0.6%
Sigma Finance, Inc., 5.08%, 06/01/2006	13,137,000	13,137,000

Total Commercial Paper (cost $1,384,068,039)		1,384,068,039

CORPORATE BONDS 17.4%
Capital Markets 2.7%
Bear Stearns Cos., 5.70%, 01/15/2007	20,626,000	20,741,466
Lehman Brothers Holdings, Inc., 7.625%, 06/01/2006	14,000,000	14,000,000
Merrill Lynch & Co., Inc., FRN, 5.06%, 06/15/2006	25,000,000	25,000,000

		59,741,466

Commercial Banks 1.1%
First Tennessee Bank, FRN, 5.07%, 06/19/2006 144A	25,000,000	25,000,000

Consumer Finance 5.0%
American Express Co., FRN, 5.13%, 06/20/2006 144A	31,500,000	31,500,951
BMW U.S. Capital Corp., LLC, FRN, 5.03%, 06/05/2006	40,000,000	40,000,000
General Electric Capital Corp., FRN, 5.18%, 06/19/2006	40,000,000	40,000,000

		111,500,951

Diversified Consumer Services 0.5%
AARP, FRN, 5.08%, 06/08/2006	10,000,000	10,000,000

Diversified Financial Services 5.9%
Bank of America Corp.:
7.50%, 09/15/2006	6,655,000	6,708,187
FRN, 5.06%, 06/02/2006	10,000,000	10,000,078
CC USA, Inc., FRN, 5.06%, 06/02/2006 144A	20,000,000	19,999,726
Dorada Finance, Inc., FRN, 5.07%, 06/02/2006 144A	30,000,000	29,999,934
SF Tarns, LLC, FRN, 5.12%, 06/08/2006	16,635,000	16,635,000
Sigma Finance, Inc.:
4.00%, 08/02/2006 144A	5,000,000	5,000,000
4.31%, 09/28/2006 144A	15,000,000	15,000,000
4.86%, 02/12/2007 144A	15,000,000	15,000,000
5.40%, 05/14/2007 144A	15,000,000	15,000,000

		133,342,925

Food & Staples Retailing 1.1%
Wal-Mart Stores, Inc., 5.59%, 06/01/2007	25,000,000	25,121,750

Insurance 1.1%
Allstate Corp., FRN, 5.08%, 06/27/2006 +	25,000,000	25,000,000

Total Corporate Bonds (cost $389,707,092)		389,707,092

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

FUNDING AGREEMENTS 5.1%
Metropolitan Life Funding Agreement, 5.16%, 07/17/2006 +	$25,000,000	$25,000,000
New York Life Funding Agreement, 5.08%, 07/01/2006 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
5.21%, 06/01/2006 +	50,000,000	50,000,000
5.22%, 06/01/2006 +	15,000,000	15,000,000

Total Funding Agreements (cost $115,000,000)		115,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.1%
FHLB, 4.50%, 11/03/2006	20,000,000	20,000,000
FHLMC, 4.00%, 08/11/2006	5,000,000	4,999,713

Total U.S. Government & Agency Obligations (cost $24,999,713)		24,999,713

YANKEE OBLIGATIONS-CORPORATE 2.2%
Commercial Banks 2.2%
HBOS plc, FRN, 5.26%, 08/21/2006 144A (cost $50,000,000)	50,000,000	50,000,000

TIME DEPOSIT 3.6%
State Street Corp., 5.00%, 06/01/2006 (cost $81,332,302)	81,332,302	81,332,302

	Shares	Value

MUTUAL FUND SHARES 0.1%
CitiFunds Institutional Cash Reserves Portfolio	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $2,264,527,068) 101.2%		2,264,527,068
Other Assets and Liabilities (1.2%)		(27,827,079)

Net Assets 100.0%		$2,236,699,989

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
On May 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         July 28, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date:         July 28, 2006